UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Hennessy Balanced Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 48.75%
Consumer Discretionary - 0.17%
McDonalds Corp.	500	$44,680	0.17%
Consumer Staples - 8.31%
Kraft Foods, Inc.	26,250	1,042,388	3.99%
Procter & Gamble Co.	17,500	1,129,450	4.32%
		2,171,838	8.31%
Energy - 1.74%
Chevron Corp.	4,150	454,757	1.74%
Financials - 0.36%
Travelers Companies, Inc.	1,500	93,975	0.36%
Health Care - 14.93%
Johnson & Johnson	17,950	1,242,499	4.75%
Merck & Co., Inc.	30,500	1,347,185	5.15%
Pfizer, Inc.	54,700	1,314,988	5.03%
		3,904,672	14.93%
Industrials - 4.76%
General Electric Co.	59,950	1,243,962	4.76%
Information Technology - 3.89%
Intel Corp.	39,550	1,016,435	3.89%
Materials - 4.44%
EI Du Pont de Nemours & Co.	23,350	1,160,495	4.44%
Telecommunication Services - 10.15%
AT&T, Inc.	35,800	1,357,536	5.19%
Verizon Communications, Inc.	28,750	1,297,775	4.96%
		2,655,311	10.15%
TOTAL COMMON STOCKS (Cost $10,756,173)		12,746,125	48.75%

SHORT-TERM INVESTMENTS - 49.76%
Money Market Funds - 4.65%
Fidelity Government Portfolio - Institutional Class, 0.0100% (a)	1,215,950	1,215,950	4.65%
TOTAL MONEY MARKET FUNDS (Cost $1,215,950)		1,215,950	4.65%

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Bills - 45.11%
0.0475%, 08/23/2012	$700,000	699,983	2.68%
0.0625%, 09/20/2012	600,000	599,929	2.29%
0.1075%, 11/15/2012	2,600,000	2,599,158	9.94%
0.1175%, 12/13/2012	2,100,000	2,099,064	8.03%
0.1225%, 01/10/2013	2,600,000	2,598,567	9.94%
0.1275%, 02/07/2013	800,000	799,451	3.06%
0.1325%, 03/07/2013	700,000	699,428	2.68%
0.1525%, 05/02/2013	200,000	199,772	0.76%
0.1525%, 05/30/2013	700,000	699,105	2.67%
0.1575%, 06/27/2013	800,000	798,865	3.06%
TOTAL U.S. TREASURY BILLS (Cost $11,796,796)		11,793,322	45.11%
TOTAL SHORT-TERM INVESTMENTS (Cost $13,012,746)		13,009,272	49.76%

Total Investments (Cost $23,768,919) - 98.51%		25,755,397	98.51%
Other Assets in Excess of Liabilities - 1.49%		388,937	1.49%
TOTAL NET ASSETS - 100.00%		$26,144,334	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2012.

Cost of investments	$23,795,422
Gross unrealized appreciation	2,029,321
Gross unrealized depreciation	(69,346)
Net unrealized appreciation	$1,959,975

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for  measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary  substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best  available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on  a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily  available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the  Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.   Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid  and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the  fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily  available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.   Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration  in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news  events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.  Depending on the relative significance of the.  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds  and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished  by a pricing service.  U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used  and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days.  Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the  inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication  of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$44,680	$-	$-	$44,680
Consumer Staples	2,171,838	-	-	2,171,838
Energy	454,757	-	-	454,757
Financials	93,975	-	-	93,975
Health Care	3,904,672	-	-	3,904,672
Industrials	1,243,962	-	-	1,243,962
Information Technology	1,016,435	-	-	1,016,435
Materials	1,160,495	-	-	1,160,495
Telecommunication Services	2,655,311	-	-	2,655,311
Total Common Stock	$12,746,125	$-	$-	$12,746,125

Short-Term Investments
Money Market Funds	1,215,950		-	-
U.S. Treasury Bills	-	11,793,322	-	11,793,322
Total Short-Term Investments	$1,215,950	$11,793,322	$-	$13,009,272

Total Investments in Securities	$13,962,075	$11,793,322	$-	$25,755,397

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Hennessy Total Return Fund
Schedule of Investments
July 31, 2012 (Unaudited)

	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 73.41%
Consumer Discretionary - 1.11%
McDonald’s Corp.	9,200	822,112	1.11%
Consumer Staples - 10.80%
Kraft Foods, Inc.	103,700	4,117,927	5.54%
Procter & Gamble Co.	60,500	3,904,670	5.26%
		8,022,597	10.80%
Energy - 4.66%
Chevron Corp.	31,600	3,462,728	4.66%
Financials - 2.56%
J.P. Morgan Chase & Co.	11,000	396,000	0.53%
Travelers Companies, Inc.	24,000	1,503,600	2.03%
		1,899,600	2.56%
Health Care - 20.26%
Johnson & Johnson	70,100	4,852,322	6.54%
Merck & Co., Inc.	114,000	5,035,380	6.78%
Pfizer, Inc.	214,400	5,154,176	6.94%
		15,041,878	20.26%
Industrials - 6.78%
General Electric Co.	242,700	5,036,025	6.78%
Information Technology - 5.94%
Intel Corp.	171,700	4,412,690	5.94%
Materials - 6.43%
EI Du Pont de Nemours & Co.	96,000	4,771,200	6.43%
Telecommunication Services - 14.87%
AT&T, Inc.	151,000	5,725,920	7.71%
Verizon Communications, Inc.	117,700	5,312,978	7.16%
		11,038,898	14.87%
TOTAL COMMON STOCKS (Cost $43,812,131)		54,507,728	73.41%

SHORT-TERM INVESTMENTS - 56.02%
Money Market Funds - 3.51%
Fidelity Government Portfolio - Institutional Class, 0.0100% (a)	2,602,506	2,602,506	3.51%
TOTAL MONEY MARKET FUNDS (Cost $2,602,506)		2,602,506	3.51%

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Bills * - 52.51%
0.0475%, 08/23/2012	$11,000,000	10,999,496	14.81%
0.0625%, 09/20/2012	10,000,000	9,999,000	13.46%
0.0850%, 10/18/2012	18,000,000	17,996,490	24.24%
TOTAL U.S. TREASURY BILLS (Cost $38,995,766)		38,994,986	52.51%
TOTAL SHORT-TERM INVESTMENTS (Cost $41,598,272)		41,597,492	56.02%

Total Investments (Cost $85,410,403) - 129.43%		96,105,220	129.43%
Liabilities in Excess of Other Assets - (29.43)%		(21,855,099)	(0.29)%
TOTAL NET ASSETS - 100.00%		$74,250,121	100.00%

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund’s 7-day yield as of July 31, 2012.

* Collateral or partial collateral for securities sold subject to repurchase.

Cost of investments	$85,598,206
Gross unrealized appreciation	10,772,940
Gross unrealized depreciation	(265,926)
Net unrealized appreciation	$10,507,014

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for  measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;  and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are  those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary  substantially over time or among brokered market makers.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best  available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on  a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds,  closed-end mutual funds and real estate investment trust, which are traded on a securities exchange for which a last-quoted sales price is readily  available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the  Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid  and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the  fair value hierarchy.

The Board of Directors/Trustees of the Funds has adopted fair value pricing procedures that are followed when a price for a security is not readily  available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration  in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news  events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions  in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the.  valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds  and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished  by a pricing service. U.S. government securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used  and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt  investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the  inputs used and market activity levels for specific securities.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not an indication  of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2012:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$822,112	$-	$-	$822,112
Consumer Staples	8,022,597	-	-	8,022,597
Energy	3,462,728	-	-	3,462,728
Financials	1,899,600	-	-	1,899,600
Health Care	15,041,878	-	-	15,041,878
Industrials	5,036,025	-	-	5,036,025
Information Technology	4,412,690	-	-	4,412,690
Materials	4,771,200	-	-	4,771,200
Telecommunication Services	11,038,898	-	-	11,038,898
Total Common Stock	$54,507,728	$-	$-	$54,507,728

Short-Term Investments
Money Market Funds	2,602,506		-	2,602,506
U.S. Treasury Bills	-	38,994,986	-	38,994,986
Total Short-Term Investments	$2,602,506	$38,994,986	$-	$41,597,492

Total Investments in Securities	$57,110,234	$38,994,986	$-	$96,105,220

Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Hennessy Funds, Inc.

By (Signature and Title)	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date	9/27/12

By (Signature and Title)*	/s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date	9/27/12